Research and Development Expenses	12 Months Ended
Jun. 30, 2022
Disclosure Of Research And Development Expenses [Abstract]
Research and Development Expenses

Note 9. Research and Development Expenses

	2022	2021	2020

	US$	US$	US$
Research project costs	78,654,217	25,891,851	12,064,008
Total research and development expenses	78,654,217	25,891,851	12,064,008

The research project costs relate to the research programs in respect to the treatment of eye diseases by OPT‑302.